General Information	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
General Information
2.5.1	General Information
Celyad Oncology SA and its affiliates will be collectively referred to as “the Company”, “the Group”, “Celyad”, “we” or “us”.
The Company is a biotechnology company focused on the research and development of chimeric antigen receptor T cell (CAR T) therapies for cancer.
Celyad Oncology SA was incorporated on July 24, 2007, under the name “Cardio3 BioSciences”. Celyad is a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2,
B-1435
Mont-Saint-Guibert, Belgium (company number 0891.118.115).
The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) were listed on the Nasdaq Global Market until July 20, 2023, when the delisting of its American Depositary Shares representing ordinary shares (“ADSs”) from the Nasdaq Global Market has been effective, all under the ticker symbol CYAD.
The Company has three fully owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad Inc. and Corquest Medical, Inc.).
The condensed consolidated interim financial statements have been approved for issuance by the Company’s Board of Directors on September 4, 2023.
The Interim Financial Report is available to the public free of charge and upon request to the above-mentioned address or via the Company’s website (
https://celyad.com/investors/regulated-information/
).
Key event 2023
Effective as of January 1, 2023, under the terms of an asset purchase agreement between the Group and Cellistic (the cell therapy development and manufacturing business of Ncardia BV), Cellistic agreed to acquire certain fixed assets of the Group for a total consideration of €1.3 million. The Group has entered into a lease agreement for its new head quarter (Dumont 9 building in Mont-Saint-Guibert, Belgium). This lease commenced on April 1, 2023. During the time needed for the set-up
of its new offices of Dumont 9 building and the relocation of the current corporate offices during the second semester of 2023, the Group executes short term lease (less than 12 months) of a part of Belin 2 building from Cellistic for €0.3 million. For more information on the financial consequences of these transactions, refer to notes 2.5.6 and 2.5.17.